Notes Payable	6 Months Ended
Mar. 31, 2026
Notes Payable [Abstract]
NOTES PAYABLE
9.	NOTES PAYABLE

In connection with the acquisition of 100% of the issued and outstanding shares of Alpha Mind (Note 3), the Company issued promissory note of US$153,000 (equivalent to RMB 1,104,706) and US$27,000 (equivalent to RMB 194,948), respectively, to MMTEC, Inc. and Burgeon Capital, Inc. (collectively “Notes”) as purchase price. The Notes had a maturity of 90 days from the closing date, an interest rate of 3% per annum and is secured by all of the issued and outstanding equity of Alpha Mind and all of the assets of Alpha Mind, including its consolidated entities. The Company recorded the promissory notes in the account of “notes payable” on the consolidated balance sheets, and accrued interest for promissory notes in the account of “accrued expenses and other current liabilities”.

In June 2025, the Company and the Sellers of Alpha Mind agreed to extend the maturity date of the Notes to December 31, 2025, and if the Notes have an outstanding balance on the maturity date, the maturity date will be automatically extended to the end of following year. For the six months ended March 31, 2025 and 2026, the Company repaid the notes payable of RMB 60,231 and nil to MMTEC, Inc., respectively.

As of March 31, 2026, the Company had notes payable of RMB 647,439.